Private Placement (Details)	2 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Private Placement Warrant
Private Placement
Exercise price of warrant (in dollars per share) | $ / shares	$ 11.50
Class A Common Stock
Private Placement
Share price (in dollars per share) | $ / shares	$ 18.00
Class A Common Stock | Private Placement Warrant
Private Placement
Number of securities called by each warrant (in shares) | shares	1
Sponsor | Private Placement Warrant
Private Placement
Warrants issuable, without over-allotment option | shares	8,600,000
Warrants issuable, with over-allotment option | shares	9,800,000
Share price (in dollars per share) | $ / shares	$ 1.50
Aggregate value of warrants issuable, without over-allotment option | $	$ 12,900,000
Aggregate value of warrants issuable, with over-allotment option | $	$ 14,700,000